STOCK INCENTIVE PLAN	12 Months Ended
Apr. 30, 2012
STOCK INCENTIVE PLAN

NOTE 24.  STOCK INCENTIVE PLAN

On September 9, 2010, our Board of Directors adopted the 2010 Stock Incentive Plan (the “2010 Plan”), which was approved by our shareholders at our annual meeting of the shareholders held on the same date. On February 17, 2011, the Company filed S-8 Registration Statement. The Stock Incentive Plan authorizes the Board of Directors or one or more of its members to grant options to eligible individuals to purchase shares of common stock our Company to eligible individuals.  Eligible individuals may be employees, non-employee members of the Board or the board of directors of any Parent or Subsidiary, and consultants who provide valuable service to us or our Parent or Subsidiary. Options to purchase Common Stock may be incentive stock options, stock units, stock appreciation rights or non-statutory stock options as determined by the Board of Directors or its delegate. 4,200,000 shares of Common Stock were reserved for issuance.

Each option agreement specifies the term as to when the option is to become exercisable. Standard options vest at a rate of at least 20% of the underlying shares per year over five years and have a maximum term of 10 years. However, in no event shall an incentive stock option granted to a 10% or greater stockholder be granted at an exercise price less than 110%  of the fair market value of the stock on the date of grant.

On March 5, 2011, the Company granted 40,000 stock options to its Independent Director Dennis Bracy at an exercise price of $7.65. The stock options were fully vested as of April 30, 2011 and expire five years after issuance.  The grant date fair value for this stock option was $7.06.

The following table displays the weighted average assumptions that have been applied to estimate the fair value of stock option awards on the date of grant for the year ended April 30, 2012:

2012
Dividend yield	-
Risk-free interest rate	2.17%
Expected volatility	156.61%
Expected lives	5 years

(1)     Expected Life: The expected life was determined based on the option’s contractual term and employees’ expected early exercise and post-vesting employment termination behavior

(2)     Risk Free Rate: The risk-free interest rate was based on U.S. Treasury yields with a remaining term that corresponds to the expected term of the option calculated on the granted date.

(3)     Expected Volatility: Expected volatility is computed base on the standard deviation of the continuously compounded rate of return of days when the stock price changed over the historical period of the expected life of the options.

(4)     Dividend Yield: The expected dividend yield is zero. The Company has not paid a dividend and does not anticipate paying dividends in there foreseeable future.

Stock compensation expense was recognized based on awards expected to vest. FASB ASC Topic 718 requires forfeiture to be estimated at the time of grant and revised in subsequent periods, if necessary, if actual forfeitures differ from those estimates.

The following summarizes pricing and term information for options outstanding as of April 30, 2012:

	Options Outstanding
		Weighted
Range of	Total Options	Average Remaining Life	Weighted
Exercise Prices	Outstanding	(Years)	Average Exercise Price
7.65	40,000	3.84	7.65

As of April 30, 2012, all stock options outstanding for compensation were exercisable. The weighted-average grant-date fair value of options granted during the year ended April 30, 2012 was $7.06.

The following table is a summary of stock option activity under the Stock Incentive Plan as of April 30, 2012 and changes for the year then ended:

	Incentive Stock	Weighted Average	Weighted Average
	Options	Exercise Price Per Share	Remaining Life (Years)

Outstanding at May 1, 2009	-	-	-
Granted	-	-	-
Exercised	-	-	-
Canceled	-	-	-
Outstanding at April 30, 2009	-	-	-
Outstanding at May 1, 2010	-	-	-
Granted	40,000	7.65	4.85
Exercised	-	-	-
Canceled	-	-	-
Outstanding at April 30, 2011	40,000	7.65	-
Granted	-	-	-
Exercised	-	-	-
Canceled	-	-	-
Outstanding at April 30, 2012	40,000	7.65	3.84
Exercisable at April 30, 2012	40,000	7.65	3.84